Contract Assets and Contract Liabilities - Summary of Contract Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 42,650	¥ 46,422
Advances received from customers for future services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	41,567	45,329
Other contract liabilities [member]
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 1,083	¥ 1,093